Stock Based Compensation (Tables)	6 Months Ended
Jul. 02, 2011
Stock Based Compensation [Abstract]
Restricted Stock, Restricted Unit and Performance Share Award Activity
Restricted stock, restricted stock unit, and performance share award activity for 2011 under all of the Company's incentive plans is summarized in the following table:

	Shares outstanding	Weighted average grant date fair value
Balance at December 25, 2010	987,739	$25.86
Granted	193,682	56.85
Performance share adjustments	7,048	54.76
Vested	(213,300)	23.14
Forfeited	(5,170)	35.38
Balance at July 2, 2011	969,999	$32.94

Stock Option Activity
Stock option activity for 2011, under all of the Company's incentive plans, is summarized in the following table:

	Outstanding		Exercisable
Stock options	Shares subject to option	Weighted average exercise price per share	Shares subject to option exercisable at end of period	Weighted average exercise price per share
Balance at December 25, 2010	3,535,204	$27.43	2,591,135	$23.69
Granted	—	—
Expired / Forfeited	(2,484)	48.30
Exercised	(629,212)	22.17
Balance at July 2, 2011	2,903,508	$28.55	2,004,974	$24.08